Income Taxes - Income Tax Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Tax at federal statutory rate			$ (10,042)	$ (8,014)	$ (7,170)
State taxes, net of federal effect			42	28	29
Non-deductible expenses			67	86	79
Stock based compensation			1,077	931	349
Change in valuation allowance			8,814	6,968	6,692
Other			98	37	58
Provision for income taxes	$ 27	$ 0	$ 56	$ 36	$ 37